Convertible Notes Payable	12 Months Ended
Dec. 31, 2025
Convertible Notes Payable [Abstract]
Convertible Notes Payable

Note 7 — Convertible Notes Payable

As outlined in Note 4, on April 22, 2025, the Company and CEP entered into subscription agreements (the “Convertible Notes Subscription Agreements”) with certain investors (the “Convertible Note Investors”), who have agreed to make a private investment in the Company by purchasing 1.0% convertible senior notes due 2030 (the “Convertible Notes”) with an aggregate principal amount of $340.2 million (the “Subscription Notes” and such subscription, the “Initial Convertible Notes PIPE” and together with the option for the Option Notes (as defined below), the exchange for the Exchange Notes (as defined below) and any issuance of the Engagement Letter Notes (as defined below), the “Convertible Notes PIPE”). Pursuant to the Convertible Notes Subscription Agreements, the Company granted the Convertible Note Investors an option to purchase up to an aggregate of $100 million additional principal amount of Convertible Notes (the “Option Notes”) at any time before May 22, 2025 (the “Option Period”) on a pro rata basis based on such Convertible Note Investor’s participation in the Initial Convertible Notes PIPE, which Option Notes were fully subscribed for by the Convertible Note Investors and the Sponsor (the “Option”). In connection therewith, on May 22, 2025, the Sponsor entered into a subscription agreement (the “Sponsor Convertible Notes Subscription Agreement”) on substantially the same terms as the Convertible Notes Subscription Agreements with respect to its pro rata allotment of the Option Notes. At the Closing, the Company issued $486.5 million of Convertible Notes to the Convertible Notes Investors and the Sponsor.

Concurrently with the signing of the Business Combination Agreement, (i) CEP, the Company and Cantor EP Holdings, LLC (the “Sponsor”) entered into the sponsor support agreement (as amended by Amendment No. 1 to Sponsor Support Agreement, dated as of June 25, 2025, the “Sponsor Support Agreement”), pursuant to which, among other matters described below, the Company and Sponsor agreed to enter into a Securities Exchange Agreement (the “Securities Exchange Agreement”) at Closing, pursuant to which Sponsor will exchange a number of its shares of Class A Common Stock as determined in accordance with the Securities Exchange Agreement (the “Exchange Shares”) in exchange for Convertible Notes (the “Exchange Notes”) equal in value to the product of (1) the total number of the Exchange Shares multiplied by (2) $10.00 per share, and (ii) the Company, CEP and CF&Co. entered into an engagement letter (as amended by the amendment thereto, dated as of June 25, 2025, the “PIPE Engagement Letter”), pursuant to which, among other matters, CF&Co. may receive Convertible Notes (the “Engagement Letter Notes”), such that the aggregate principal value of the Engagement Letter Notes and the Exchange Notes is equal to the sum of (i) 1.5% of the value of the Bitcoin to be contributed by Tether and Bitfinex pursuant to the Contribution Agreement (as defined below), (ii) 1.5% of the gross proceeds received by the Company and CEP pursuant to the April PIPE Investments, subject to certain adjustments and (iii) $98,963 in additional consideration. At Closing, the Sponsor exchanged 4,630,000 shares of Class A Stock for Exchange Notes with an aggregate principal amount of $46,300,000 and CF&Co. did not receive any Engagement Letter Notes. With the inclusion of the Subscription Notes, Option Notes, Exchange Notes and Engagement Letter Notes, the total aggregate principal value of the Convertible Notes at the Closing of the Reverse Recapitalization was $486.5 million.

Convertible Note Investors has the right, at their option, during certain periods and upon the occurrence of certain conditions prior to the close of business on the second trading day immediately preceding the maturity date of the Convertible Notes, to convert any Convertible Note or portion thereof that is $1,000 or an integral multiple thereof, into cash, shares of Common Stock or a combination of cash and shares of Common Stock, as applicable, at the conversion rate equal to the Convertible Note amount divided by $10 ( the “Conversion Price”) multiples by 130% (the “Conversion Premium”).

The Convertible Notes are accounted for as a single liability measured at amortized costs. The transaction costs of $2,201,000 related to issuance of the Convertible Notes are capitalized to the carrying amount of the Convertible Notes and presented as a direct deduction from the debt liability. The transaction costs are amortized into expenses based on the effective interest rate method. The effective interest rate related to the Convertible Notes is 1.09% . For the period from March 7, 2025 to December 31, 2025, $319,890 of interest expenses and $27,591 of amortized debt issuance costs are included in interest expense on the accompanying consolidated balance sheet. At December 31, 2025, the Convertible Notes balance of $484,326,591 on the accompanying consolidated balance sheet, includes $2,173,409 of unamortized debt issuance costs. At December 31, 2025, total unpaid interest expense of $319,890 is included in accounts payable and accrued expenses on the accompanying balance sheet.